Equity - Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Share capital	$ 24	$ 85,729
Ordinary Shares
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)	$ 0.0001
Share capital	$ 24	15
Series C Preferred Shares
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)	$ 1
Share capital	$ 0	$ 85,714